Putnam VT International Value Fund
The fund's portfolio
3/31/24 (Unaudited)

COMMON STOCKS (95.3%)(a)
	Shares	Value
Aerospace and defense (1.3%)
BAE Systems PLC (United Kingdom)	92,173	$1,569,956

		1,569,956
Air freight and logistics (1.1%)
Deutsche Post AG (Germany)	30,182	1,299,706

		1,299,706
Automobile components (0.8%)
Magna International, Inc. (Canada)	17,454	950,818

		950,818
Automobiles (1.2%)
Yamaha Motor Co., Ltd. (Japan)	155,400	1,461,302

		1,461,302
Banks (18.2%)
AIB Group PLC (Ireland)	571,873	2,902,204
ANZ Group Holdings, Ltd. (Australia)	131,450	2,518,386
BNP Paribas SA (France)	31,949	2,270,074
CaixaBank SA (Spain)(S)	273,143	1,323,999
DNB Bank ASA (Norway)	50,648	1,003,490
HSBC Holdings PLC (United Kingdom)	383,914	2,999,408
ING Groep NV (Netherlands)	248,686	4,090,416
Mizuho Financial Group, Inc. (Japan)	38,780	780,314
Sumitomo Mitsui Financial Group, Inc. (Japan)(S)	64,500	3,795,947

		21,684,238
Beverages (2.1%)
Asahi Group Holdings, Ltd. (Japan)	18,700	689,546
Coca-Cola Europacific Partners PLC (Spain)	25,862	1,809,047

		2,498,593
Broadline retail (1.0%)
Pan Pacific International Holdings Corp. (Japan)	45,400	1,212,526

		1,212,526
Building products (1.3%)
Cie de Saint-Gobain SA (France)	20,148	1,563,519

		1,563,519
Capital markets (4.8%)
Partners Group Holding AG (Switzerland)	1,128	1,610,982
Quilter PLC (United Kingdom)	390,374	527,693
UBS Group AG (Switzerland)	117,439	3,612,306

		5,750,981
Chemicals (0.6%)
LANXESS AG (Germany)	24,362	652,080

		652,080
Construction and engineering (2.4%)
Vinci SA (France)	22,370	2,866,139

		2,866,139
Construction materials (2.2%)
CRH PLC (London Exchange) (Ireland)	30,227	2,604,950

		2,604,950
Consumer staples distribution and retail (1.7%)
Seven & i Holdings Co., Ltd. (Japan)	51,000	743,203
Tesco PLC (United Kingdom)	334,025	1,250,435

		1,993,638
Diversified REITs (0.9%)
Mirvac Group (Australia)(R)	708,887	1,090,193

		1,090,193
Diversified telecommunication services (3.8%)
Deutsche Telekom AG (Germany)	71,708	1,740,649
Nippon Telegraph & Telephone Corp. (Japan)	1,959,500	2,327,375
Telstra Group, Ltd. (Australia)	177,206	445,739

		4,513,763
Electric utilities (1.5%)
Fortum OYJ (Finland)(S)	31,011	382,906
SSE PLC (United Kingdom)	66,507	1,385,040

		1,767,946
Financial services (1.2%)
ORIX Corp. (Japan)	65,700	1,431,790

		1,431,790
Food products (1.3%)
Ajinomoto Co., Inc. (Japan)	30,100	1,125,419
Kerry Group PLC Class A (Ireland)	5,565	476,942

		1,602,361
Health care equipment and supplies (1.2%)
Hoya Corp. (Japan)	11,800	1,460,774

		1,460,774
Hotels, restaurants, and leisure (0.8%)
Compass Group PLC (United Kingdom)	31,662	928,322

		928,322
Household durables (2.4%)
Cairn Homes PLC (Ireland)	539,765	929,391
Panasonic Holdings Corp. (Japan)	74,900	715,206
Sony Group Corp. (Japan)	13,500	1,157,996

		2,802,593
Industrial conglomerates (2.7%)
Siemens AG (Germany)	16,592	3,167,633

		3,167,633
Insurance (8.5%)
ASR Nederland NV (Netherlands)	39,747	1,946,371
AXA SA (France)	70,550	2,649,869
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	3,535	1,724,952
Prudential PLC (United Kingdom)	139,554	1,308,706
QBE Insurance Group, Ltd. (Australia)	213,160	2,518,361

		10,148,259
Machinery (1.6%)
Alstom SA (France)	35,636	543,241
MinebeaMitsumi, Inc. (Japan)	68,200	1,329,490

		1,872,731
Metals and mining (2.3%)
Anglo American PLC (London Exchange) (United Kingdom)	50,695	1,248,853
Glencore PLC (United Kingdom)	274,622	1,508,811

		2,757,664
Multi-utilities (1.9%)
Veolia Environnement SA (France)	68,447	2,224,921

		2,224,921
Oil, gas, and consumable fuels (8.0%)
BP PLC (United Kingdom)	361,646	2,262,630
Shell PLC (United Kingdom)	96,961	3,212,457
Suncor Energy, Inc. (Canada)	64,834	2,392,715
TotalEnergies SE (France)	24,437	1,673,314

		9,541,116
Passenger airlines (1.0%)
Qantas Airways, Ltd. (voting rights) (Australia)(NON)	329,436	1,169,990

		1,169,990
Personal care products (0.9%)
Unilever PLC (United Kingdom)	21,552	1,081,654

		1,081,654
Pharmaceuticals (4.6%)
AstraZeneca PLC (United Kingdom)	13,482	1,817,001
Sanofi SA (France)	36,953	3,626,279

		5,443,280
Semiconductors and semiconductor equipment (1.5%)
Renesas Electronics Corp. (Japan)	100,200	1,767,632

		1,767,632
Specialty retail (0.9%)
JD Sports Fashion PLC (United Kingdom)	638,125	1,083,276

		1,083,276
Textiles, apparel, and luxury goods (0.6%)
Asics Corp. (Japan)	15,900	766,851

		766,851
Tobacco (0.8%)
Imperial Brands PLC (United Kingdom)	42,851	957,294

		957,294
Trading companies and distributors (6.9%)
Ashtead Group PLC (United Kingdom)	13,219	940,998
Ferguson PLC (United Kingdom)	6,920	1,513,179
ITOCHU Corp. (Japan)	37,000	1,580,407
Mitsubishi Corp. (Japan)	180,600	4,160,075

		8,194,659
Wireless telecommunication services (1.3%)
KDDI Corp. (Japan)	20,200	598,074
Vodafone Group PLC (United Kingdom)	1,080,361	960,777

		1,558,851

Total common stocks (cost $88,635,694)		$113,441,999

SHORT-TERM INVESTMENTS (7.9%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 5.57%(AFF)	4,631,950	$4,631,950
Putnam Short Term Investment Fund Class P 5.50%(AFF)	4,778,879	4,778,879

Total short-term investments (cost $9,410,829)		$9,410,829
TOTAL INVESTMENTS

Total investments (cost $98,046,523)		$122,852,828

	FORWARD CURRENCY CONTRACTS at 3/31/24 (aggregate face value $29,900,107) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	4/17/24	$310,765	$320,714	$(9,949)
		British Pound	Sell	6/20/24	2,431,525	2,444,984	13,459
		Canadian Dollar	Sell	4/17/24	309,548	314,295	4,747
		Danish Krone	Buy	6/20/24	155,638	157,358	(1,720)
		Euro	Buy	6/20/24	360,175	363,840	(3,665)
		Israeli Shekel	Buy	4/17/24	162,484	164,068	(1,584)
		Japanese Yen	Buy	5/16/24	456,317	468,899	(12,582)
		Singapore Dollar	Buy	5/16/24	35,992	36,265	(273)
		Swedish Krona	Buy	6/20/24	659,795	683,342	(23,547)
	Barclays Bank PLC
		Hong Kong Dollar	Buy	5/16/24	36,629	36,702	(73)
		Israeli Shekel	Buy	4/17/24	113,883	114,985	(1,102)
		Singapore Dollar	Buy	5/16/24	122,224	123,140	(916)
	Citibank, N.A.
		Australian Dollar	Buy	4/17/24	385,799	398,126	(12,327)
		British Pound	Sell	6/20/24	2,324,829	2,336,428	11,599
		Canadian Dollar	Sell	4/17/24	800,527	812,747	12,220
		Danish Krone	Buy	6/20/24	527,844	533,688	(5,844)
		Swiss Franc	Buy	6/20/24	793,659	809,569	(15,910)
	Goldman Sachs International
		Australian Dollar	Buy	4/17/24	194,920	201,141	(6,221)
		Singapore Dollar	Buy	5/16/24	1,359,078	1,369,204	(10,126)
	HSBC Bank USA, National Association
		British Pound	Sell	6/20/24	1,095,493	1,101,497	6,004
		Canadian Dollar	Sell	4/17/24	340,783	345,965	5,182
		Hong Kong Dollar	Buy	5/16/24	169,584	169,916	(332)
		Japanese Yen	Buy	5/16/24	400,821	410,745	(9,924)
		Norwegian Krone	Buy	6/20/24	170,676	175,718	(5,042)
		Swedish Krona	Buy	6/20/24	238,464	246,894	(8,430)
		Swiss Franc	Buy	6/20/24	63,976	65,257	(1,281)
	JPMorgan Chase Bank N.A.
		Euro	Sell	6/20/24	720,025	724,886	4,861
		Hong Kong Dollar	Buy	5/16/24	980,808	982,691	(1,883)
		New Zealand Dollar	Buy	4/17/24	152,890	159,513	(6,623)
		Swiss Franc	Buy	6/20/24	141,821	144,679	(2,858)
	Morgan Stanley & Co. International PLC
		Australian Dollar	Sell	4/17/24	189,314	185,898	(3,416)
		British Pound	Buy	6/20/24	38,132	43,646	(5,514)
		Canadian Dollar	Sell	4/17/24	303,567	303,054	(513)
		Czech Koruna	Buy	6/20/24	135,050	135,415	(365)
		Japanese Yen	Buy	5/16/24	435,382	443,173	(7,791)
		Norwegian Krone	Buy	6/20/24	225,335	232,068	(6,733)
		Swedish Krona	Buy	6/20/24	1,127,051	1,169,676	(42,625)
		Swiss Franc	Buy	6/20/24	514,939	525,670	(10,731)
	NatWest Markets PLC
		Australian Dollar	Buy	4/17/24	212,652	219,441	(6,789)
		Swedish Krona	Buy	6/20/24	474,079	491,064	(16,985)
		Swiss Franc	Buy	6/20/24	1,415,746	1,444,384	(28,638)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	4/17/24	2,868	2,960	(92)
		British Pound	Sell	6/20/24	479,815	482,520	2,705
		Canadian Dollar	Sell	4/17/24	288,577	293,033	4,456
		Hong Kong Dollar	Buy	5/16/24	921,291	923,122	(1,831)
		Israeli Shekel	Buy	4/17/24	445,791	449,820	(4,029)
		Japanese Yen	Buy	5/16/24	255,583	262,642	(7,059)
		Norwegian Krone	Buy	6/20/24	9,385	9,661	(276)
		Swedish Krona	Buy	6/20/24	25,249	26,147	(898)
		Swiss Franc	Buy	6/20/24	292,589	298,502	(5,913)
	Toronto-Dominion Bank
		British Pound	Sell	6/20/24	412,262	414,570	2,308
		Canadian Dollar	Sell	4/17/24	265,685	269,736	4,051
		Swedish Krona	Buy	6/20/24	324,635	336,268	(11,633)
		Swiss Franc	Buy	6/20/24	352,315	359,377	(7,062)
	UBS AG
		Canadian Dollar	Sell	4/17/24	608,241	617,525	9,284
		Hong Kong Dollar	Buy	5/16/24	319,452	320,110	(658)
	WestPac Banking Corp.
		British Pound	Sell	6/20/24	642,447	646,025	3,578
		Canadian Dollar	Sell	4/17/24	294,558	298,997	4,439
		Euro	Sell	6/20/24	825,112	830,745	5,633
		Swiss Franc	Buy	6/20/24	1,615,055	1,647,602	(32,547)

	Unrealized appreciation						94,526

	Unrealized (depreciation)						(344,310)

	Total						$(249,784)
*	The exchange currency for all contracts listed is the United States Dollar.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2024 through March 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $119,041,153.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC, and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/24
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$—	$4,732,700	$100,750	$—	$4,631,950
	Putnam Short Term Investment Fund Class P†	4,985,615	7,682,113	7,888,849	53,768	4,778,879

	Total Short-term investments	$4,985,615	$12,414,813	$7,989,599	$53,768	$9,410,829
	* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
	# At the close of the reporting period, the fund received cash collateral of $4,377,843 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $4,631,950.
	‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	Japan	22.9
	United Kingdom	22.5
	France	14.7
	Germany	7.3
	Australia	6.6
	Ireland	5.9
	Netherlands	5.1
	Switzerland	4.4
	United States	4.0
	Canada	2.8
	Spain	2.7
	Norway	0.8
	Finland	0.3

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $258,410 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$6,072,614	$—	$—
Consumer discretionary	9,205,688	—	—
Consumer staples	8,133,540	—	—
Energy	9,541,116	—	—
Financials	39,015,268	—	—
Health care	6,904,054	—	—
Industrials	21,704,333	—	—
Information technology	1,767,632	—	—
Materials	6,014,694	—	—
Real estate	1,090,193	—	—
Utilities	3,992,867	—	—

Total common stocks	113,441,999	—	—
Short-term investments	—	9,410,829	—

Totals by level	$113,441,999	$9,410,829	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(249,784)	$—

Totals by level	$—	$(249,784)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$32,600,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com